Earnings Per Share (Tables)	12 Months Ended
Dec. 28, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Common Share, Basic and Diluted
Our earnings per common share (“EPS”) were:

	December 28, 2019	December 29, 2018	December 30, 2017
	(in millions, except per share data)
Basic Earnings Per Common Share:
Net income/(loss) attributable to common shareholders	$1,935	$(10,192)	$10,941
Weighted average shares of common stock outstanding	1,221	1,219	1,218
Net earnings/(loss)	$1.59	$(8.36)	$8.98
Diluted Earnings Per Common Share:
Net income/(loss) attributable to common shareholders	$1,935	$(10,192)	$10,941
Weighted average shares of common stock outstanding	1,221	1,219	1,218
Effect of dilutive equity awards	3	—	10
Weighted average shares of common stock outstanding, including dilutive effect	1,224	1,219	1,228
Net earnings/(loss)	$1.58	$(8.36)	$8.91